Goodwill and Intangible Assets, Net	12 Months Ended
Sep. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net

Note 9 —	Goodwill and Intangible Assets, Net

The following table presents details of the Company’s total goodwill:

As of October 1, 2009	$1,539,424
Goodwill resulting from immaterial acquisitions	151,434
Decrease in goodwill as a result of divestiture of a subsidiary(1)	(53,442)

As of September 30, 2010	1,637,416
Goodwill resulting from an immaterial acquisition(2)	103,586
Other	(1,270)

As of September 30, 2011	$1,739,732

(1)	Please see Note 16 to the consolidated financial statements.

(2)	During fiscal 2011, the Company acquired Bridgewater Systems (“Bridgewater”), a provider of policy management and network control solutions. In allocating the total preliminary purchase price for Bridgewater, based on estimated fair values, the Company recorded $103,586 of goodwill, $16,900 of core technology amortized over 8 years, $22,899 of customer arrangements amortized over 10 years and $2,329 of other intangible assets amortized over 5 years.

The following table presents the amortization expense of the Company’s purchased intangible assets, included in each financial statement caption reported in the consolidated statements of income:

	Year Ended September 30,
	2011	2010	2009

Cost of service	$1,609	$1,533	$1,820
Amortization of purchased intangible assets	65,958	82,441	85,153

Total	$67,567	$83,974	$86,973

The Company performs an annual goodwill impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit. In calculating the fair value of the reporting unit, the Company used its market capitalization and a discounted cash flow methodology. There was no impairment of goodwill in fiscal 2011, 2010 and 2009.

The following table presents details of the Company’s total purchased intangible assets:

	Estimated
	Useful Life		Accumulated
	(in years)	Gross	Amortization	Net

September 30, 2011
Core technology	4-8	$381,056	$(311,541)	$69,515
Customer arrangements	6-15	327,207	(215,961)	111,246
Intellectual property rights and purchased computer software	3-10	51,996	(51,996)	—
Other	2-10	23,082	(10,421)	12,661

Total		$783,341	$(589,919)	$193,422

September 30, 2010
Core technology	4-8	$364,057	$(272,798)	$91,259
Customer arrangements	6-15	304,308	(189,062)	115,246
Intellectual property rights and purchased computer software	3-10	51,996	(51,996)	—
Other	2-10	20,753	(8,496)	12,257

Total		$741,114	$(522,352)	$218,762

The estimated future amortization expense of purchased intangible assets as of September 30, 2011 is as follows:

Amount

Fiscal year:
2012	$52,145
2013	35,787
2014	26,493
2015	21,736
2016	18,590
Thereafter	38,671

Total	$193,422